GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Details - Customer relations) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisitions	$ 135,325	$ 135,325
Less: Accumulated amortization	(45,652)	(37,500)
Customer relations, net	$ 89,673	$ 97,825